CONSOLIDATED FINANCIAL STATEMENTS - Associate companies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest in Associate companies
Net income	R$ 1,216,887	R$ 2,326,382	R$ (338,667)
Total comprehensive income	1,589,369	2,713,308	(298,366)
Associate companies
Interest in Associate companies
Net income	31,249	31,806	26,099
Total comprehensive income	R$ 31,249	R$ 31,806	R$ 26,099
Dona Francisca Energtica S.A.
Interest in Associate companies
Equity interest in associate companies (as a percent)	51.82%	51.82%	51.82%
Corsa Controladora, S.A. de C.V. and subsidiaries
Interest in Associate companies
Equity interest in associate companies (as a percent)		49.00%	49.00%